Acquisitions - (Tables)	12 Months Ended
Dec. 31, 2019
Lonmin
Disclosure of detailed information about business combination [line items]
Schedule of consideration paid for acquisition

Figures in million	2019
Equity instruments (290,394,531 ordinary shares)	4,306.6
Total consideration	4,306.6

Schedule of identifiable assets acquired and liabilities assumed in acquisition
Figures in million	Notes	2019
Property, plant and equipment	12	3,158.6
Right-of-use assets	13	133.3
Other investments		320.8
Environmental rehabilitation obligation funds	19	443.2
Other non-current assets		395.0
Inventories		5,219.5
Trade and other receivables		925.3
Other current assets		14.6
Cash and cash equivalents		2,999.3
Lease liabilities	27	(133.3)
Environmental rehabilitation obligation and other provisions	28	(1,696.9)
Other non-current liabilities		(863.0)
Borrowings	26	(2,574.8)
Trade and other payables		(2,585.7)
Other current liabilities		(99.3)
Total fair value of identifiable net assets acquired[1]		5,656.6

[1]  Fair value of assets and liabilities excluding property, plant and equipment, inventories, borrowings, non-current liabilities and environmental rehabilitation obligation approximate the carrying value

  The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 13.5% for the Marikana operations, an average platinum price of US$1,025/oz and an average palladium price of US$1,170/oz

  The fair value of inventories was  based on the estimated selling price less costs to complete and costs to sell

  The fair value of borrowings is based on the settlement price. The Group restructured the Lonmin group entities funding arrangements to optimise financing costs. The Lonmin Pangaea Investments Management Limited (PIM) prepayment arrangement of US$174.3 million was fully settled by cash on hand and available within the Lonmin group on 5 July 2019

  The fair value of other non-current liabilities is calculated based on a discounted cash flows using an effective discount rate of 12.5%

  The fair value of environmental rehabilitation obligation is calculated with updated life of mines used in the discounted cash flows of property, plant and equipment

Schedule of gain on acquisition
Figures in million	2019
Consideration	4,306.6
Fair value of identifiable net assets acquired	(5,656.6)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities[1]	247.0
Gain on acquisition	(1,103.0)

[1] The amount recognised as non-controlling interest represents the non-controlling interest holders’ effective proportionate share in the fair value of the identifiable net assets acquired

SFA Oxford Limited [Member]
Disclosure of detailed information about business combination [line items]
Schedule of goodwill arising from acquisition

Figures in million	SA rand
Consideration	127.1
Fair value of identifiable net assets acquired	(4.4)
Goodwill	122.7

Qinisele Resources [Member]
Disclosure of detailed information about business combination [line items]
Schedule of goodwill arising from acquisition

Figures in million	SA rand
Consideration	54.8
Fair value of identifiable net assets acquired	(0.5)
Goodwill	54.3

DRDGOLD Limited
Disclosure of detailed information about business combination [line items]
Schedule of identifiable assets acquired and liabilities assumed in acquisition
Figures in million	Notes	2018
Property, plant and equipment1	12	1,443.2
Environmental rehabilitation obligation funds	19	244.7
Other non-current assets		28.7
Inventories		243.5
Trade and other receivables		138.4
Cash and cash equivalents		282.8
Environmental rehabilitation obligation and other provisions	28	(672.7)
Deferred tax liabilities	9.3	(132.2)
Other non-current liabilities		(54.9)
Trade and other payables		(337.1)
Other current liabilities		(17.6)
Total fair value of identifiable net assets acquired		1,166.8

[1] The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 9.3% and an average gold price of R580,000/kg

Schedule of goodwill arising from acquisition
Figures in million	Note	SA rand
Transaction with DRDGOLD shareholders (Consideration)[1]		261.4
Fair value of identifiable net assets acquired		(1,166.8)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities[2]		940.3
Goodwill	15	34.9

[1] The purchase consideration was calculated as 61.95% of the fair value of Far West Gold Recoveries assets and liabilities. The fair value of assets and liabilities, excluding property, plant and equipment, approximate the carrying value. The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 13.8%, an average gold price of R580,000/kg. Although Sibanye-Stillwater exchanged (i.e. disposed) the Far West Gold Recoveries assets and liabilities, the Group effectively retains control. The transaction with DRDGOLD shareholders, therefore, represents the difference between 61.95% of the fair value and carrying value of Far West Gold Recoveries assets and liabilities

[2] Non-controlling interest was based on the proportionate interest (of 61.95%) in the carrying value of the Far West Gold Recoveries assets and liabilities, and fair value of the DRDGOLD net assets and liabilities acquired

Stillwater
Disclosure of detailed information about business combination [line items]
Schedule of consideration paid for acquisition

Figures in million	Note	US dollar	SA rand
Cash		2,080.7	27,174.5
Liability raised in respect of dissenting shareholders	20.2	104.5	1,364.3
Settlement of share-based payment awards (cash)		16.2	211.9
Total consideration		2,201.4	28,750.7

Schedule of identifiable assets acquired and liabilities assumed in acquisition
Figures in million	Notes	US dollar	SA rand
Property, plant and equipment	12	2,293.2	29,948.6
Other non-current assets		6.9	90.8
Inventories		159.7	2,085.4
Current investments		278.9	3,642.2
Cash and cash equivalents		137.2	1,792.2
Other current assets		37.3	487.3
Borrowings		(454.6)	(5,937.6)
Environmental rehabilitation obligation	28	(23.9)	(312.1)
Deferred tax liabilities	9.3	(573.2)	(7,486.3)
Other non-current liabilities		(19.9)	(260.3)
Trade and other payables		(88.1)	(1,150.1)
Other current liabilities		(1.8)	(23.3)
Total fair value of identifiable net assets acquired[1]		1,751.7	22,876.8

[1] The fair value of assets and liabilities excluding property, plant and equipment, inventories and borrowings approximate the carrying value. The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 8.6% for the Stillwater and East Boulder mines and Columbus metallurgical complex, and 10.3% for the Blitz project, an average platinum price of US$1,375/oz and an average palladium price of US$880/oz. The fair value of borrowings (Convertible Debentures) was based on the settlement price

Schedule of goodwill arising from acquisition

Figures in million	Note	US dollar	SA rand
Consideration		2,201.4	28,750.7
Fair value of identifiable net assets		(1,751.7)	(22,876.8)
Goodwill	15	449.7	5,873.9